RECLAMATION AND REMEDIATION PROVISION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Change in estimates	$ (16)	$ 278
Guanajuato Mine Complex [Member]
Statement [Line Items]
Change in estimates	24	$ (161)
GMC and Topia operations [Member]
Statement [Line Items]
Increase (decrease) through change in discount rate, reclamation and remediation provision	225
Coricancha Mining Complex [Member]
Statement [Line Items]
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 1,342